Concentrations of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Concentrations of Credit Risk [Line Items]
Credit risk to banks	$ 19,900,000,000	$ 18,900,000,000
Credit risk to banks - non-interest bearing balances held at banks	3,000,000,000	3,700,000,000
Residential Real Estate	10,300,000,000	10,400,000,000
Residential real estate loans as percentage of total U.S. loans	36.00%	37.00%
Lower limit of generally required loan to collateral value for residential real estate loans	65.00%
Upper limit of generally required loan to collateral value for residential real estate loans	80.00%
Legally binding undrawn commitments to extend credit	1,700,000,000	1,200,000,000
Greater Chicago Area
Concentrations of Credit Risk [Line Items]
Residential Real Estate	3,100,000,000
Florida
Concentrations of Credit Risk [Line Items]
Residential Real Estate	2,500,000,000
California
Concentrations of Credit Risk [Line Items]
Residential Real Estate	1,600,000,000
Commercial Real Estate | Commercial
Concentrations of Credit Risk [Line Items]
Average commercial mortgage financing loan amount	$ 1,800,000